 Equity Portfolio
-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS  June 30, 1997 (unaudited)

ISSUER                                              SHARES         VALUE
-------------------------------------------------------------------------------
 COMMON STOCKS--97.7%
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.6%
Interpublic Group Inc. ...................          83,600        $ 5,125,724
                                                                 ------------

COMMODITIES & PROCESSING - 1.5%
Praxair Inc. .............................          88,800          4,972,800
                                                                 ------------
CONSUMER-NON DURABLES - 23.0%
Clorox Co. ...............................          39,000          5,148,000
Coca-Cola Co .............................         189,800         12,811,500
Colgate-Palmolive Co. ....................         146,800          9,578,700
Gap Stores ...............................          86,700          3,370,463
Gillette Co. .............................          86,500          8,195,875
Home Depot Inc. ..........................          51,500          3,550,280
Illinois Tool Works Inc. .................         128,800          6,431,950
Kimberly-Clark Corp. .....................          78,200          3,890,450
Leggett & Platt Inc. .....................          78,700          3,409,900
Motorola, Inc ............................          43,500          3,306,000
PepsiCo Inc. .............................         217,630          8,174,727
Procter & Gamble Co. .....................          50,050          7,069,563
                                                                 ------------
                                                                   74,937,408
                                                                 ------------
CONSUMER SERVICES - 8.6%
Carnival Corp. ...........................         120,600          4,974,750
Consolidated Store Corp. .................         160,375          5,573,031
Gannett Co. Inc. .........................          91,300          9,015,874
Service Corp
   International Corp. ...................         129,700          4,263,888
Walt Disney Company ......................          53,700          4,309,425
                                                                 ------------
                                                                   28,136,968
                                                                 ------------
ELECTRONICS/TECHNICAL SERVICES - 16.2%
Automatic Data Processing ................          12,690        $ 5,964,300
Compaq Computer ..........................          29,800          2,957,650
Emerson Electronic .......................          84,400          4,647,275
First Data Corporation ...................         117,600          5,167,050
Hewlett Packard Company ..................          64,400          3,606,400
Intel Corp. ..............................          50,200          7,118,988
Microsoft Corp.* .........................         108,500         13,711,688
NuCor Corp. ..............................          52,900          2,988,850
Perkin-Elmer Corp. .......................          81,900          6,516,169
                                                                 ------------
                                                                   52,678,370
                                                                 ------------
FINANCE - 12.0%
American International
   Group Inc. ............................          24,600          3,674,625
Chubb Corp. ..............................          72,100          4,821,687
Federal National Mortgage
   Association ...........................          71,100          3,101,738
Franklin Resources Inc. ..................          64,100          4,651,256
Norwest Corp. ............................          60,000          3,375,000
Sherwin Williams Co. .....................         127,000          3,921,125
State Street Boston Corp. ................          83,400          3,857,250
Travelers Group Inc. .....................          84,200          5,309,863
Ucar International Inc ...................          57,000          2,607,750
Zions BanCorporation .....................         102,000          3,837,750
                                                                 ------------
                                                                   39,158,044
                                                                 ------------
HEALTH SERVICES/TECHNOLOGY - 17.8%
Abbott Laboratories ......................         120,200          8,023,350
E.I. duPont De Nemours ...................         108,000          6,790,500
Eli Lilly & Company ......................          46,600          5,093,962
Health Management Associates .............         161,200          4,594,200
Johnson & Johnson ........................         119,000          7,660,625
Merck & Co Inc. ..........................          55,800          5,775,300
Pfizer Inc. ..............................          62,300          7,444,850
Schering Plough Corp. ....................         116,000          5,553,500
Warner-Lambert Co. .......................          56,600          7,032,550
                                                                 ------------
                                                                   57,968,837
                                                                 ------------
PRODUCER/MANUFACTURING - 13.0%
Applied Material Inc.* ...................          46,600          3,299,863
Deere & Co. ..............................         127,600          7,002,050
General Electric Co. .....................         224,300         14,663,612
Philip Morris Companies Inc. .............         222,000          9,851,250
Xerox Corp. ..............................          96,100          7,579,888
                                                                 ------------
                                                                   42,396,663
                                                                 ------------
RETAIL TRADE - 4.0%
Kohls Corporation ........................         107,300          5,680,194
Walgreen Co. .............................         136,000          7,293,000
                                                                 ------------
                                                                   12,973,194
                                                                 ------------
TOTAL COMMON STOCK
   (Identified Cost $248,321,825) ........                        318,348,008
                                                                 ------------
SHORT-TERM OBLIGATIONS - 2.5%
Fuji Repurchase Agreement ................                       $  8,150,000
                                                                 ------------
5.85% due 7/01/97 proceeds at maturity
   $8,151,324 (collateralized  by
   $13,390,000 U.S. Treasury strips due
   11/15/04)
TOTAL INVESTMENTS
   (Identified Cost $256,471,825) ........           100.2%       326,498,008
OTHER ASSETS,
   LESS LIABILITIES ......................            (0.2)          (633,025)
                                                    ------       ------------
NET ASSETS ...............................           100.0%      $325,864,983
                                                    ======       ============

* Non income producing

See notes to financial statements

 Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments at value (Note 1A) (Identified Cost, $256,471,825) .....................     $326,498,008
Cash ...............................................................................              171
Dividends and interest receivable ..................................................          383,403
Receivable for investments sold ....................................................        6,398,908
                                                                                         ------------
    Total assets ...................................................................      333,280,490
                                                                                         ------------

LIABILITIES:
Payable for investments purchased ..................................................        7,251,045
Payable to affiliates--Investment advisory fees (Note 2) ...........................           75,269
Accrued expenses and other liabilities .............................................           89,193
                                                                                         ------------
    Total liabilities ..............................................................        7,415,507
                                                                                         ------------
NET ASSETS .........................................................................     $325,864,983
                                                                                         ============

REPRESENTED BY:
Paid-in capital for beneficial interests ...........................................     $325,864,983
                                                                                         ============

See notes to financial statements

 Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Six Months Ended June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends .............................................................      $ 1,660,990
Interest ..............................................................          299,122
                                                                             -----------
  Total investment income .............................................                            $ 1,960,112

EXPENSES:
Investment advisory fees (Note 2) .....................................          752,685
Administrative fees (Note 3) ..........................................           75,269
Expense fees (Note 6) .................................................           75,269
                                                                             -----------
  Total expenses ......................................................                                903,223
                                                                                                   -----------
  Net investment income ...............................................                              1,056,889
                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions ........................                             34,163,022
Unrealized appreciation of investments--
   Beginning of period ................................................       51,354,299
   End of period ......................................................       70,026,183
                                                                             -----------
 Net change in unrealized appreciation ................................                             18,671,884
                                                                                                   -----------
   Net realized and unrealized gain on investments ....................                             52,834,906
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................                            $53,891,795
                                                                                                   ===========

See notes to financial statements

 Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED
                                                                   JUNE 30, 1997           YEAR ENDED
                                                                    (UNAUDITED)         DECEMBER 31, 1996
                                                                    ------------        ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ............................................  $  1,056,889          $  3,049,790
Net realized gain on investment transactions .....................    34,163,022            28,518,761
Net change in unrealized appreciation of investments .............    18,671,884             4,832,223
                                                                    ------------          ------------
    Net increase in net assets resulting from operations .........    53,891,795            36,400,774
                                                                    ------------          ------------
CAPITAL TRANSACTIONS:
Proceeds from contributions ......................................    21,554,667            61,756,061
Value of withdrawals .............................................  (38,143,751)          (55,752,909)
                                                                    ------------          ------------
    Net increase (decrease) in net assets from capital transactions (16,589,084)             6,003,152
                                                                    ------------          ------------
NET INCREASE IN NET ASSETS: ......................................    37,302,711            42,403,926
NET ASSETS:
Beginning of period ..............................................   288,562,272           246,158,346
                                                                    ------------          ------------
End of period ....................................................  $325,864,983          $288,562,272
                                                                    ============          ============

See notes to financial statements

 Equity Portfolio
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS                                     MAY 1, 1994
                                                 ENDED          YEAR ENDED DECEMBER 31,      (COMMENCEMENT
                                             JUNE 30, 1997    ------------------------     OF OPERATIONS) TO
                                              (UNAUDITED)        1996           1995       DECEMBER 31, 1994
                                              -----------     ----------     ---------      ---------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)              $325,865        $288,562      $246,158          $186,685
Ratio of expenses to average net assets .                 0.60%*          0.60%         0.60%             0.60%*
Ratio of net investment income to average net assets      0.70%*          1.10%         1.73%             1.81%*
Portfolio turnover ......................                   68%             90%           67%               35%
Average Commission rate per share (A) ...              $ 0.0373        $ 0.0585           N/A               N/A

  *  Annualized
 (A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

See notes to financial statements

 Equity Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. (Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

F. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES
The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $752,685 for the six months ended June 30, 1997. The investment advisory fees are computed at the annual rate of 0.50% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $75,269 for the six months ended June 30, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.


(4) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $197,007,375 and $213,811,423, respectively, for the six months ended June 30, 1997.


(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost .....................   $256,471,825
                                       ============

Gross unrealized appreciation ......   $ 71,595,629
Gross unrealized depreciation ......    (1,569,446)
                                       ------------
Net unrealized appreciation            $ 70,026,183
                                       ============

(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.


The Portfolio has agreed to pay SFG an expense fee on an annual basis accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.60% of average daily net assets.

(7) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1997, the commitment fee allocated to the Portfolio was $620. Since the line of credit was established, there have been no borrowings.